                                                   Filed Pursuant to Rule 497(e)
                                                   Registration File No. 2-27514

                       SUPPLEMENT DATED FEBRUARY 14, 2006
                                       TO
                                 SELECTED FUNDS
                                  PROSPECTUSES
                                DATED MAY 1, 2005

As of February 1, 2006 Kent Whitaker left Davis Selected Advisers, L.P.
Accordingly, Mr. Whitaker no longer serves as a portfolio manager of Selected
Special Shares. As a team managed fund, Mr. Whitaker's duties will be absorbed by the seven existing portfolio managers.

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